INCOME AND EXPENSES	12 Months Ended
Jun. 30, 2023
INCOME AND EXPENSES [Abstract]
INCOME AND EXPENSES
2.	INCOME AND EXPENSES

		2023	2022	July 20, 2020 to June 30, 2021
	Note	US$	US$	US$
Finance income
Interest income		139,697	24,042	5,075
Net foreign exchange gain		354,772	377,003	-
		494,469	401,045	5,075

Finance costs
Interest expense		(88,138)	(45,541)	(3,097)
Other finance costs		-	(6,734)	(4,395)
		(88,138)	(52,275)	(7,492)

Other income and expenses
Other income		60,470	-	-
Loss on derecognition of financial asset		(250,000)	-	-
Cost of listing on reverse acquisition		-	-	(5,141,126)
		(189,530)	-	(5,141,126)

Depreciation and amortisation
Amortisation of right-of-use assets	8	(249,387)	(119,706)	(8,364)
Depreciation of property, plant and equipment	8	(177,147)	(33,728)	(960)
		(426,534)	(153,434)	(9,324)

Employee benefits expense
Wages and salaries		(4,714,673)	(2,739,427)	(509,474)
Employee benefits		(808,717)	(376,974)	(44,325)
Post-employment benefits		(134,074)	(67,496)	(8,929)
Share-based payment expenses		(2,589,413)	(8,340,328)	(4,084,764)
		(8,246,877)	(11,524,225)	(4,647,492)